Product revenues, net (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 18, 2022	Jul. 31, 2022	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				$ 209,908	$ 33,917	$ 0
GTN Sales Adjustment				3,746	2,590	0
GTN sales adjustments for current year sales				15,200	5,493
GTN sales adjustments for prior year sales				(549)	0
Credits, payments and reclassifications to Accounts payable				(13,495)	(2,903)
Accounts receivable, net				2,151	1,204
Other current liabilities				1,595	1,386
Proceeds From License Agreement	$ 30,000
License Agreement, Milestone Payments	$ 205,000
License Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds From License Agreement		$ 55,000
License Agreement, Milestone Payments		382,500
License Agreement, Capped Contribution		$ 10,000
License Agreement, Percent Of Clinical Trial Costs Paid		25.00%
Application Approval
Disclosure of disaggregation of revenue from contracts with customers [line items]
License Agreement, Milestone Payments			$ 50,000
Product Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				$ 74,908	$ 33,917	$ 0